Guarantees in Insurance Contracts - Summary of Liabilities for Financial Guarantees for Minimum Benefits, Net of Present Value of Expected Future Premiums (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 122,146	€ 122,885
Ending balance	124,422	122,146
Account value	149,323	135,441	€ 135,710
Net amount at risk	250,953	224,172	€ 226,374
The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	44,242
Ending balance	40,547	44,242
Net amount at risk	25,673	25,603
Financial Guarantee Contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	4,747	3,031
Incurred guarantee benefits	(1,666)	1,935
Paid guarantee benefits	(2)	(2)
Net exchange differences	164	(217)
Ending balance	3,243	4,747
Account value	44,693	41,838
Net amount at risk	1,852	3,088
Financial Guarantee Contracts [member] | United States [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	2,715	1,296
Incurred guarantee benefits	(1,047)	1,638
Paid guarantee benefits	(2)	(2)
Net exchange differences	164	(217)
Ending balance	1,830	2,715
Account value	34,945	32,870
Net amount at risk	314	661
Financial Guarantee Contracts [member] | The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	2,032	1,735
Incurred guarantee benefits	(619)	297
Paid guarantee benefits
Net exchange differences
Ending balance	1,413	2,032
Account value	9,748	8,968
Net amount at risk	€ 1,538	€ 2,427